Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings per share [abstract]
Net income attributable to common shareholders	$ 9,426	$ 6,109	$ 10,065	$ 10,659
Basic weighted average number of common shares outstanding	24,956,337	28,746,111	26,150,884	29,517,317
Stock options	118,246	296,983	209,231	305,592
DSUs	228,687	167,958	197,216	151,384
PSUs	20,906	0	8,595	0
RSUs	300,428	249,686	135,502	226,323
Diluted weighted average number of common shares outstanding	25,624,604	29,460,738	26,701,428	30,200,616
Basic earnings per common share (in dollars per share)	$ 0.38	$ 0.21	$ 0.38	$ 0.36
Diluted earnings per common share (in dollars per share)	$ 0.37	$ 0.21	$ 0.38	$ 0.35